Expenses by nature - Schedule of expenses by nature (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Expenses by nature [abstract]
Employee benefits	$ 1,161,071	$ 4,883,062	$ 4,746,316
Advertising and promotion	220,946	1,352,750	1,914,630
Consulting fees	620,295	1,315,917	1,138,782
Professional fees	190,398	1,028,240	778,337
Travel and conferences	112,360	518,140	246,418
R&D consulting and material costs, net	100,483	420,378	482,348
Depreciation and amortization	103,397	326,491	140,990
Other expenses	106,006	266,822	252,961
Insurance	0	236,150	154,931
Transfer agent and listing fees	0	94,885	110,769
Royalty and license costs	0	0	287,000
M&A costs	1,561,860	0	0
Total expenses	4,176,816	10,442,835	10,253,482
Allocation to cost of sales: Employee benefits	(71,105)	(166,706)	(574,018)
Total operating expenses	$ 4,105,711	$ 10,276,129	$ 9,679,464	$ 1,438,376